UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5052

The Value Line New York Tax Exempt Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31,2009

Date of reporting period: April 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 4/30/08 is included with this Form.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	April 30, 2008

Principal Amount		Rating (unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES (91.9%)

	NEW YORK CITY (22.5%)
$1,500,000	General Obligation Unlimited, Ser. G, MBIA Insured, 5.00%, 8/1/18	Aaa	$1,610,115
750,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	A1	784,425
2,000,000	Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa2	2,108,180
			4,502,720

	NEW YORK STATE (51.0%)
695,000	Bethlehem, Water Systems, General Obligation Unlimited, Refunding, AMT, FSA Insured, 5.25%, 3/1/15	Aaa	730,230
450,000	Convention Center Development Corp., Revenue Bonds, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/27	Aaa	454,212
	Dormitory Authority, Revenue Bonds:
935,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aaa	989,969
500,000	Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26	Aaa	554,100
500,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	Aaa	508,020
1,000,000	Universty of Rochester, Ser. A-2, MBIA-IBC Insured, 4.65%, 7/1/39	Aaa	823,760
300,000	White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18	AAA *	313,635
750,000	Environmental Facilities Corp., Personal Income Tax Revenue Bonds, Ser. A, 5.00%, 12/15/19	AAA *	801,855
1,000,000	Erie County Industrial Development Agency, School Facility Revenue Bonds, City School District Buffalo, Ser. A, FSA Insured, 5.75%, 5/1/25	Aaa	1,108,090
700,000	Long Island Power Authority, Electric Systems Revenue Bonds, Gen. Ser. E, FGIC Insured, 5.00%, 12/1/22	A3	720,650
100,000	Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14	Aaa	105,536
1,385,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	Aaa	1,473,141
500,000	Triborough Bridge and Tunnel Authority, Revenue Bonds, Ser. A, General Obligation of Authority, 5.25%, 1/1/28	Aa2	558,575
1,000,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA- *	1,061,360
			10,203,133

	PUERTO RICO (13.1%)
5,000,000	Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)	Aaa	679,100
250,000	Municipal Finance Agency, General Obligation Unlimited, Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22	A1	248,245
350,000	Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J, AMBAC Insured, 5.00%, 7/1/36	Aaa	361,532
500,000	Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31	Baa3	511,410
11,585,000	Sales Tax Financing, Corporate Sales Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 8/1/54 (1)	Aaa	832,730
			2,633,017

	VIRGIN ISLANDS (5.3%)
1,000,000	Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser. A, 6.38%, 10/1/19	Baa3	1,067,840

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $19,087,095 )		18,406,710

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

SHORT-TERM MUNICIPAL SECURITIES (1.5%)

	NEW YORK CITY (1.5%)
$300,000	General Obligation Unlimited, Ser. B-Sub. Ser. B4, MBIA Insured, 2.65%, 5/1/08 (2)	VMIG1	$300,000

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $300,000 )		300,000

	TOTAL MUNICIPAL SECURITIES (93.4%) (Cost $19,387,095)		18,706,710

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (6.6%)		1,317,620

	NET ASSETS (100.0%)		$20,024,330

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($20,024,330 ÷ 2,160,511 shares outstanding)		$9.27

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(1)	Zero coupon bond.
(2)
Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks.  The rates listed are as of April 30, 2008.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$19,387,095	$119,990	$(800,375)	$(680,385)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	18,706,710	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,706,710	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 01/31/08	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-	*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 04/30/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 04/30/08	$-	$-

*The realized gain/loss earned during the period ended 04/30/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	June 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer

Date:	June 13, 2008